Revenues	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenues
Note 17. Revenues
Disaggregation of Revenues
The following table provides information about disaggregated revenue by geographical areas

	Year Ended December 31,
	2023	2022	2021
EMEA	$112,247	$92,749	$88,441
America	172,154	141,920	126,929
APAC	40,709	35,982	30,876
Total	$325,110	$270,651	$246,246

Contract Balances
The following table provides information about accounts receivable, contract assets, and contract liabilities from contracts with customers:

	December 31, 2023	December 31, 2022
Contract liabilities, current	$195,725	$152,709
Contract liabilities, non-current	47,098	42,173
Unbilled receivables include amounts related to the Company’s contractual right to consideration for completed performance objectives not yet invoiced. The increase in contract balances is consistent with the increase in the overall operation of the Company.
Contract liabilities consist of deferred revenue. Revenue is deferred when the Company invoices in advance of performance under a contract. The current portion of the deferred revenue balance is recognized as revenue during the 12-month period after the balance sheet date. The non current portion of the deferred revenue balance is recognized as revenue following the 12-month period after the balance sheet date. Of the $194,882 and $159,409 of deferred revenue as of December 31, 2022 and December 31, 2021, respectively, the Company recognized $141,307 and $104,868 as revenue during the year ended December 31, 2023 and 2022, respectively.

Remaining Performance Obligations
The Company’s remaining performance obligations are comprised of product and services revenue not yet delivered. As of December 31, 2023 and December 31, 2022, the aggregate amount of the transaction price allocated to remaining performance obligations was $331,996 and $276,409 respectively, which consists of both billed consideration in the amount of $242,823 and $194,882 respectively, and unbilled consideration in the amount of $89,173 and $81,527 respectively, that the Company expects to recognize as revenue. As of December 31, 2023, the Company expects to recognize the majority of its remaining performance obligations as revenue in the year ended December 31, 2023.